Business Combinations	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combinations

We regularly explore opportunities to acquire financial services companies and businesses. Generally, we do not make a public announcement about an acquisition opportunity until a definitive agreement has been signed. For information on additional contingent consideration related to acquisitions, which is considered to be a guarantee, see Note 14.

       Business combinations completed in 2012, 2011, and 2010 are presented below. At December 31, 2012, we had no pending business combinations.

(in millions)	Date	Assets
2012
EverKey Global Partners Limited / EverKey Global Management LLC /
EverKey Global Partners (GP), LLC / EverKey Global Focus (GP), LLC – Bahamas/New York, New York	January 1	$7
Burdale Financial Holdings Limited / Certain Assets of Burdale Capital Finance, Inc. – England/Stamford, Connecticut	February 1	874
Energy Lending Business of BNP Paribas, SA – Houston, Texas	April 20	3,639
Merlin Securities, LLC / Merlin Canada LTD. / Certain Assets and Liabilities
of Merlin Group Holdings, LLC – San Francisco, California/Toronto, Ontario	August 1	281
		$4,801
2011
CP Equity, LLC – Denver, Colorado	July 1	$389
Certain assets of Foreign Currency Exchange Corp – Orlando, Florida	August 1	46
LaCrosse Holdings, LLC – Minneapolis, Minnesota	November 30	116
Other (1)	Various	37
		$588
2010
Certain assets of GMAC Commercial Finance, LLC – New York, New York	April 30	$430
Other (2)	Various	40
		$470

  Consists of seven acquisitions of insurance brokerage businesses.
  Consists of five acquisitions of insurance brokerage businesses.